Financial risk management: Short term liquidity (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial risk management:
Current assets	$ 7,716,049	$ 7,845,856
Current liabilities	2,767,087	2,560,020
Short term position (liquidity)	$ 4,948,962	$ 5,285,836